Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Fiscal Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on TSR ($)	Net Income ($)
2026	1,935,938	1,935,938	1,119,817	1,128,615	194.67	13,058,000
2025	1,315,216	1,315,216	789,621	789,621	125.67	15,078,000

Named Executive Officers, Footnote [Text Block]		Named Executive Officers Included in the Table. Jeffrey Walker, our Chief Executive Officer, served as our principal executive officer (“PEO”) for each fiscal year presented. The non-PEO named executive officers (“Non-PEO NEOs”) included in the average compensation amounts were: (i) for fiscal 2025, Bruce Ogilvie, Executive Chairman, and Robert Black; and (ii) for fiscal 2026, Bruce Ogilvie, Executive Chairman, and Amanda Gnecco, Chief Financial Officer.
PEO Total Compensation Amount	[1]	$ 1,935,938	$ 1,315,216
PEO Actually Paid Compensation Amount	[2]	$ 1,935,938	1,315,216
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustment	2025 PEO ($)	2025 Average Non-PEO NEOs ($)	2026 PEO ($)	2026 Average Non-PEO NEOs ($)
Summary Compensation Table Total	1,315,216	789,621	1,935,938	1,119,817
Less: Grant-date fair value of stock and option awards reported in the Summary Compensation Table	-	-	-	-
Add: Fiscal year-end fair value of awards granted during the fiscal year that remained outstanding and unvested	-	-	-	-
Add: Change in fair value from prior fiscal year-end of awards granted in prior years that remained outstanding and unvested at fiscal year-end	-	-	-	8,798
Add: Fair value at vesting of awards granted and vested during the fiscal year	-	-	-	-
Add: Change in fair value through vesting date of awards granted in prior years that vested during the fiscal year	-	-	-	-
Less: Prior fiscal year-end fair value of awards that failed to meet applicable vesting conditions during the fiscal year	-	-	-	-
Compensation Actually Paid	1,315,216	789,621	1,935,938	1,128,615

Non-PEO NEO Average Total Compensation Amount	[2]	$ 1,119,817	789,621
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,128,615	789,621
Compensation Actually Paid and Total Shareholder Return

Compensation Actually Paid and Total Shareholder Return

From fiscal 2025 to fiscal 2026, compensation actually paid to our PEO increased from approximately $1.3 million to approximately $1.9 million, an increase of approximately 47%. The increase was primarily attributable to the timing of compensation recognized during fiscal 2026. Fiscal 2026 compensation for our PEO included $166,154 of retroactive salary and $166,154 of retroactive bonus approved by the Board, while fiscal 2025 compensation reflected amounts paid at the reduced $640,000 annual salary and bonus levels. Accordingly, the year-over-year increase in compensation actually paid does not reflect a comparable increase in the PEO’s ongoing prospective annual compensation.

Over the same period, the value of an initial fixed $100 investment in our Class A common stock increased from $125.67 to $194.67, an increase of approximately 55%.

Average compensation actually paid to our Non-PEO NEOs increased from approximately $790,000 in fiscal 2025 to approximately $1.1 million in fiscal 2026, an increase of approximately 43%. The fiscal 2026 amount reflects, among other factors, $166,154 of retroactive salary and $166,154 of retroactive bonus paid to our Executive Chairman, changes in the composition of the Non-PEO NEO group between the periods presented, and the change in fair value during fiscal 2026 of Ms. Gnecco’s outstanding unvested equity awards.

Compensation Actually Paid and Net Income

Compensation Actually Paid and Net Income

Net income decreased from approximately $15.1 million in fiscal 2025 to approximately $13.1 million in fiscal 2026, a decrease of approximately 13%. Over the same period, compensation actually paid to our PEO increased approximately 47%, and average compensation actually paid to our Non-PEO NEOs increased approximately 43%.

The increase in compensation actually paid during fiscal 2026 was primarily attributable to the timing of compensation recognized for our PEO and Executive Chairman. Fiscal 2026 compensation for each included $166,154 of retroactive salary and $166,154 of retroactive bonus approved by the Board, while fiscal 2025 compensation reflected amounts paid at the reduced $640,000 annual salary and bonus levels. Accordingly, the year-over-year increase in compensation actually paid should not be viewed as a comparable increase in ongoing prospective annual compensation or as being solely attributable to fiscal 2026 Company performance. The Non-PEO NEO comparison also reflects a change in the executives included in the average between fiscal 2025 and fiscal 2026.

Total Shareholder Return Amount	[3]	$ 194.67	125.67
Net Income (Loss) Attributable to Parent	[4]	$ 13,058,000	$ 15,078,000
PEO Name		Jeffrey Walker	Jeffrey Walker
Additional 402(v) Disclosure [Text Block]		Compensation actually paid (“CAP”) represents the amount reported in the “Total” column of the Summary Compensation Table for the applicable fiscal year, adjusted as required by Item 402(v) of Regulation S-K.
PEO [Member] | Grant-Date Fair Value of Stock and Option Awards Reported in The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fiscal Year-End Fair Value of Awards Granted During the Fiscal Year That Remained Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change in Fair Value from Prior Fiscal Year-End of Awards Granted in Prior Years That Remained Outstanding and Unvested at Fiscal Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value at Vesting of Awards Granted and Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change in Fair Value Through Vesting Date of Awards Granted in Prior Years That Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Prior Fiscal Year-End Fair Value of Awards That Failed to Meet Applicable Vesting Conditions During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Grant-Date Fair Value of Stock and Option Awards Reported in The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fiscal Year-End Fair Value of Awards Granted During the Fiscal Year That Remained Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in Fair Value from Prior Fiscal Year-End of Awards Granted in Prior Years That Remained Outstanding and Unvested at Fiscal Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,798
Non-PEO NEO [Member] | Fair Value at Vesting of Awards Granted and Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in Fair Value Through Vesting Date of Awards Granted in Prior Years That Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Prior Fiscal Year-End Fair Value of Awards That Failed to Meet Applicable Vesting Conditions During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Named Executive Officers Included in the Table. Jeffrey Walker, our Chief Executive Officer, served as our principal executive officer (“PEO”) for each fiscal year presented. The non-PEO named executive officers (“Non-PEO NEOs”) included in the average compensation amounts were: (i) for fiscal 2025, Bruce Ogilvie, Executive Chairman, and Robert Black; and (ii) for fiscal 2026, Bruce Ogilvie, Executive Chairman, and Amanda Gnecco, Chief Financial Officer.
[2]	Compensation Actually Paid. Compensation actually paid (“CAP”) represents the amount reported in the “Total” column of the Summary Compensation Table for the applicable fiscal year, adjusted as required by Item 402(v) of Regulation S-K. Mr. Walker did not hold any outstanding equity awards requiring adjustment during the periods presented; accordingly, his CAP equals his Summary Compensation Table total for each fiscal year presented. The following table reconciles Summary Compensation Table compensation to CAP for the PEO and the average for the Non-PEO NEOs: The fiscal 2026 equity adjustment for the Non-PEO NEOs relates solely to 8,500 unvested restricted shares held by Ms. Gnecco under the 2023 Omnibus Equity and Incentive Plan. These shares were granted prior to fiscal 2026 and remained outstanding and unvested at June 30, 2026. No new equity awards were granted to Ms. Gnecco during fiscal 2026. In accordance with SEC rules, the fiscal 2026 adjustment reflects the change in fair value of these shares from June 30, 2025 to June 30, 2026. Based on closing market prices of $3.77 and $5.84 per share, respectively, the fair value increased from $32,045 to $49,640, an increase of $17,595. Because the Non-PEO NEO amounts are presented as an average of two executives, $8,798 of this increase is included in fiscal 2026 Average Compensation Actually Paid to Non-PEO NEOs.
[3]	Total Shareholder Return. Total shareholder return (“TSR”) assumes an initial fixed investment of $100 in the Company’s Class A common stock as of June 30, 2024 (the last trading day of fiscal 2024), with all dividends, if any, reinvested. The Company did not declare or pay any dividends on its Class A common stock during the periods presented.
[4]	Net Income. The amounts reported represent net income attributable to common stockholders as reflected in the Company’s audited consolidated financial statements for the applicable fiscal year.